Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2026
Registrant Name	dei_EntityRegistrantName	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001635295
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 31, 2026
BNY Mellon Core Plus Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCPAX
BNY Mellon Core Plus Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCPCX
BNY Mellon Core Plus Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCPIX
BNY Mellon Core Plus Fund | Class Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCPYX